NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund	Nationwide Micro Cap Equity Fund
Nationwide Bond Index Fund	Nationwide Mid Cap Growth Fund
Nationwide China Opportunities Fund	Nationwide Mid Cap Growth Leaders Fund
Nationwide Emerging Markets Fund	Nationwide Mid Cap Market Index Fund
Nationwide Enhanced Income Fund	Nationwide Money Market Fund
Nationwide Fund	Nationwide Leaders Fund
Nationwide Global Financial Services Fund	Nationwide Optimal Allocations Fund: Growth
Nationwide Health Sciences Fund (formerly Nationwide	Nationwide Optimal Allocations Fund: Moderate Growth
Global Health Sciences Fund)	Nationwide Optimal Allocations Fund: Moderate
Nationwide Natural Resources Fund (formerly	Nationwide Optimal Allocations Fund: Defensive
Nationwide Global Natural Resources Fund)	Nationwide Optimal Allocations Fund: Specialty
Nationwide Technology and Communications Fund	Nationwide S&P 500 Index Fund
(formerly Nationwide Global Technology and	Nationwide Short Duration Bond Fund
Communications Fund)	Nationwide Small Cap Fund (closed to new investors)
Nationwide Global Utilities Fund	Nationwide Small Cap Index Fund
Nationwide Government Bond Fund	Nationwide Small Cap Leaders Fund
Nationwide Growth Fund	Nationwide Tax-Free Income Fund
Nationwide International Growth Fund	Nationwide U.S. Growth Leaders Fund
Nationwide International Index Fund	Nationwide U.S. Growth Leaders Long-Short Fund
Nationwide Investor Destinations Aggressive Fund	Nationwide Value Opportunities Fund
Nationwide Investor Destinations Moderately	Nationwide Worldwide Leaders Fund
Aggressive Fund	NorthPointe Small Cap Growth Fund
Nationwide Investor Destinations Moderate Fund	NorthPointe Small Cap Value Fund
Nationwide Investor Destinations Moderately
Conservative Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Large Cap Value Fund

     Supplement Dated June 23, 2008
to the Statement of Additional Information Dated February 28, 2008 (as revised May 9, 2008)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information.

Effective June 23, 2008, each of the 26 series of Nationwide Mutual Funds (the “Funds”) listed below were reorganized into a corresponding, newly created series of Aberdeen Funds, a Delaware statutory trust. Shareholders of the Funds should refer to the Aberdeen Funds' Prospectus and Statement of Additional Information (rather than this Statement of Additional Information) for disclosure regarding the Funds.

Nationwide Mutual Funds	Aberdeen Funds

Nationwide China Opportunities Fund	Aberdeen China Opportunities Fund

Nationwide Emerging Markets Fund	Aberdeen Developing Markets Fund

Nationwide Global Financial Services Fund	Aberdeen Global Financial Services Fund

Nationwide Global Utilities Fund	Aberdeen Global Utilities Fund

Nationwide Health Sciences Fund	Aberdeen Health Sciences Fund

Nationwide Hedged Core Equity Fund	Aberdeen Hedged Core Equity Fund

Nationwide International Growth Fund	Aberdeen International Equity Fund

Nationwide Leaders Fund	Aberdeen Select Equity Fund

Nationwide Market Neutral Fund	Aberdeen Market Neutral Fund

Nationwide Mid Cap Growth Leaders Fund	Aberdeen Select Mid Cap Growth Fund

Nationwide Natural Resources Fund	Aberdeen Natural Resources Fund

Nationwide Optimal Allocations Fund:	Aberdeen Optimal Allocations Fund:
Defensive	Defensive

Nationwide Optimal Allocations Fund: Growth	Aberdeen Optimal Allocations Fund: Growth

Nationwide Optimal Allocations Fund:	Aberdeen Optimal Allocations Fund:
Moderate	Moderate

Nationwide Optimal Allocations Fund:	Aberdeen Optimal Allocations Fund:
Moderate Growth	Moderate Growth

Nationwide Optimal Allocations Fund: Specialty	Aberdeen Optimal Allocations Fund: Specialty

Nationwide Small Cap Fund	Aberdeen Small Cap Fund

Nationwide Small Cap Core Fund	Aberdeen Small Cap Opportunities Fund

Nationwide Small Cap Growth Opportunities	Aberdeen Small Cap Growth Fund
Fund

Nationwide Small Cap Leaders Fund	Aberdeen Select Small Cap Fund

Nationwide Small Cap Value Fund	Aberdeen Small Cap Value Fund

Nationwide Tax-Free Income Fund	Aberdeen Tax-Free Income Fund

Nationwide Technology and Communications	Aberdeen Technology and Communications
Fund	Fund

Nationwide U.S. Growth Leaders Fund	Aberdeen Select Growth Fund

Nationwide U.S. Growth Leaders Long-Short	Aberdeen Equity Long-Short Fund
Fund

Nationwide Worldwide Leaders Fund	Aberdeen Select Worldwide Fund

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

NMF-SAI -1 6/08